SECURITIES	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
SECURITIES
NOTE 2 – SECURITIES

The amortized cost and fair value of securities available-for-sale and held-to-maturity at December 31, 2012 and 2011, are summarized as follows (dollars in thousands):

	Amortized	Gross Unrealized		Fair
December 31, 2012	Cost	Gains	Losses	Value
Available-for-sale securities
U.S. Government agencies	$143,897	$400	$280	$144,017
U.S. Government sponsored agency mortgage backed securities	131,917	1,856	55	133,718
States and political subdivisions	7,273	3,306	-	50,579
Corporate bonds	16,884	529	9	17,404
	339,971	6,091	344	$345,718
Held-to-maturity securities
States and political subdivisions	31,755	1,665	-	33,420

	Amortized	Gross Unrealized		Fair
December 31, 2011	Cost	Gains	Losses	Value
Available-for-sale securities
U.S. Government agencies	$58,793	$214	$6	$59,001
Mortgage backed securities	175,352	843	145	176,050
States and political subdivisions	56,452	3,494	-	59,946
Other securities	18,759	582	68	19,273
	$309,356	$5,133	$219	$314,270
Held-to-maturity securities
States and political subdivisions	$35,214	$2,061	$-	$37,275

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost. Total fair value of these investments at December 31, 2012 and 2011, was approximately $83,579 and $85,009, which was approximately 22% and 24%, respectively, of the Corporation’s available-for-sale and held-to-maturity investment portfolio. The Corporation evaluates its investment portfolio on a quarterly basis for impairment. The analysis performed as of December 31, 2012, and December 31, 2011, indicated that all impairment was considered temporary, market driven due primarily to fluctuations in market interest rates and not credit-related.

The following table shows the Corporation’s investments’ gross unrealized losses and fair value of the Corporation’s investments with unrealized losses that were not deemed to be other-than-temporarily impaired, aggregated by investment class and length of time that individual securities had been in a continuous unrealized loss position at December 31, 2012 and 2011:

December 31, 2012	Less than 12 months		12 months or Greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Type of Security	Value	Losses	Value	Losses	Value	Losses
US Government agencies	$68,979	$280	$-	$-	$68,979	$280
US Government sponsored agency mortgage
backed securities	12,881	55	-	-	12,881	55
Corporate bonds	1,719	9	-	-	1,719	9
	$83,579	$344	$-	$-	$83,579	$344

December 31, 2011	Less than 12 months		12 months or Greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Type of Security	Value	Losses	Value	Losses	Value	Losses
US Government agencies	$15,063	$6	$-	$-	$15,063	$6
Mortgage backed securities	40,792	145	-	-	40,792	145
Other securities	29,154	68	-	-	29,154	68
	$85,009	$219	$-	$-	$85,009	$219

The amortized cost and fair value of available-for-sale securities and held-to-maturity securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available for Sale		Held to Maturity
December 31, 2012	Amortized	Estimated	Amortized	Estimated
	Cost	Fair Value	Cost	Fair Value
Within one year	$6,198	$6,270	$3,188	$3,208
One to five years	16,802	17,586	7,987	8,384
Five to ten years	161,212	162,453	13,617	14,425
After ten years	23,842	25,691	6,963	7,403
Mortgage-backed securities	131,917	133,718	-	-
Total	$339,971	$ $345,718	$31,755	$33,420

The carrying value of securities pledged as collateral to secure public deposits and for other purposes was $210,800 at December 31, 2012, and $196,100 at December 31, 2011.

The book value of securities sold under agreements to repurchase amounted to $26,500 and $22,200 at December 31, 2012 and 2011, respectively.

Gross gains of $2,455, $1,509 and $1,659 resulting from sales of available-for-sale securities were realized for at December 31, 2012, 2011 and 2010, respectively. A loss of $155 was included in the net gain of $2,300 for December 31, 2012. A loss of $9 was included in the net gain of $1,500 for December 31, 2011. Losses of $45 were included in the net gain of $1,614 for December 31, 2010.